Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies Disclosure [Abstract]
Summary of Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under certain of the Company’s debt facilities. Restricted cash at December 31, 2022 and 2021 consisted of the following:

	2022	2021
Trust accounts	$25,935	$16,289
Other restricted cash accounts	76,656	60,073
Total restricted cash	$102,591	$76,362